Debentures - Additional informaiton (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Mar. 20, 2024	Sep. 15, 2022
Emergência Participações S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		R$ 233,738
Borrowings, interest rate	16.65%
Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			R$ 250
Financial advance | Emergência Participações S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		R$ 7,067